FINANCE LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease payments	$ 52,385	$ 123,111	$ 199,047	$ 386,385	$ 494,691	$ 650,620
Leased assets, net book value	$ 548,153	$ 125,553	548,153	$ 125,553	125,553	$ 450,834
Lease expense					30,945
Related to month to month lease expense					$ 63,497
Lease expire period					1 year
Maximum [Member]
Leases Periodic payments			$ 10,813		$ 15,530
Interest rate			13.20%		55.90%
Lease range			5 years		5 years
Minimum [Member]
Leases Periodic payments			$ 354		$ 225
Interest rate			3.60%		3.60%
Lease range			1 year		1 year